Total
TransWestern Institutional Short Duration Government Bond Fund
FUND SUMMARY
Investment Objective:
The Fund seeks to provide income consistent with liquidity, and limited credit and interest rate risk.
Fees and Expenses of the Fund:

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TransWestern Institutional Short Duration Government Bond Fund TransWestern Institutional Short Duration Government Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	(0.25%)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TransWestern Institutional Short Duration Government Bond Fund TransWestern Institutional Short Duration Government Bond Fund
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.74%
Fee Waiver and Reimbursement	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.65%
[1]	The Fund’s adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least April 30, 2024, if necessary to ensure that the Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) do not exceed 0.65%. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TransWestern Institutional Short Duration Government Bond Fund | TransWestern Institutional Short Duration Government Bond Fund | USD ($)	66	228	403	910

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 218% of the average value of its portfolio.

Principal Investment Strategies:

The Fund limits its investments and strategy so as to qualify for investment by state and nationally chartered banks, federal savings institutions, and federal credit unions under current applicable federal regulations.

The Fund invests 100% of its assets in liquid, high-quality fixed and variable rate U.S. Government bonds, cash and cash equivalents. Under current federal banking regulations, these U.S. Government bonds would receive a risk weighting of 0% to 20% for the purpose of calculating risk-based capital requirements. The Fund intends that a bank’s investment in the Fund would receive a 20% risk weighting for the purpose of this calculation.

The Fund defines U.S. Government bonds as (i) United States Treasury bills, notes, and bonds, (ii) obligations of Government Sponsored Entities (“GSEs”) such as the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Bank System (“FHLB”) and (iii) mortgage-backed securities (“MBS”) and collateralized mortgage obligations (“CMOs”) that are issued by and backed by mortgage collateral guaranteed by one or more of the aforementioned GSEs.

The Fund seeks to maintain limited credit risk by restricting its investments to those rated Aaa by Moody’s Investors Service (“Moody’s”) or AAA by Standard and Poor’s Rating Group (“S&P”). In no event will the Fund purchase “whole loans,” “whole loan CMOs,” or non-GSE guaranteed corporate bonds or instruments.

The Fund seeks to maintain limited interest rate risk by typically maintaining average portfolio-level average effective duration within 12 months less than, or 6 months greater than, the Fund’s benchmark. Since inception, the benchmark index has maintained an effective duration of 1.42 and 2.98, and the Fund has stayed within a range of 1.27 to 2.82 years, Duration is a measure of sensitivity of a security’s (or fund’s) price to changes in interest rates. However, individual securities are purchased without restriction as to maturity or duration. The benchmark is comprised of a 50/50 combination of the Barclays Capital Short Treasury Index (which is composed of United States Treasury securities with a remaining maturity of 1 to 12 months) and the Barclays Capital MBS Index (which is composed of adjustable and fixed-rate MBS issued by GNMA, FNMA and FHLMC).

The Fund’s adviser delegates day-to-day execution of the Fund’s strategy to a subadviser. The adviser retains the ability to override the subadviser’s allocation of assets and its selection of specific securities if it believes an investment or allocation is not consistent with the Fund’s investment guidelines. The adviser is responsible for ongoing performance evaluation and monitoring of the subadviser. The subadviser buys securities to meet the Fund’s income goal and sells securities to adjust duration or to purchase other securities that the subadviser believes may perform better. The sub-adviser may engage in frequent trading of securities in managing the Fund’s portfolio.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other government agency.

•	Credit Risk: U.S. Government agencies and instrumentalities may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.
•	Fixed Income and Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed income securities. Typically, the value of fixed income securities decline when interest rates rise.
•	Management Risk: The subadviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the subadviser may also prove incorrect and may not produce the desired results.
•	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could incur significant losses.
•	Mortgage-Backed Securities Risk: Mortgage-backed securities are susceptible to maturity and yield risk because borrowers in pools of securities held by the Fund are able to prepay principal due on these mortgages, particularly during periods of declining interest rates.
•	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. A high portfolio turnover rate can potentially increase taxes, which can negatively impact Fund performance.

Performance

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index and supplemental index. Past performance does not necessarily indicate how a Fund will perform in the future. Updated performance information will be available at no cost by visiting www.TransWesternFunds.com or by calling (855) 881-2380.

Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	2nd Quarter 2019	1.53%
Worst Quarter:	1st Quarter 2022	(2.42)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2022)
Average Annual Total Returns - TransWestern Institutional Short Duration Government Bond Fund	Label	1 Year	5 Years	10 Years	Since Inception
TransWestern Institutional Short Duration Government Bond Fund	Return before taxes	(4.82%)	0.26%	0.60%	0.91%
TransWestern Institutional Short Duration Government Bond Fund | Return after taxes on distributions		(5.46%)	(0.38%)	(0.11%)	0.21%
TransWestern Institutional Short Duration Government Bond Fund | Return after taxes on distributions and Sale of Fund Shares		(2.85%)	(0.06%)	0.15%	0.40%
Bloomberg Barclays Capital Short Treasury Index (reflects no deduction for fees, expenses or taxes)		0.99%	1.26%	0.80%	0.70%
Bloomberg Barclays Capital Mortgage Backed Securities Index (reflects no deduction for fees, expenses or taxes)		(11.81%)	(0.53%)	0.74%	1.35%

The Bloomberg Barclays Capital Short Treasury Index measures the performance of United States Treasury Securities with a remaining maturity between 1 to 12 months. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes. Investors cannot invest directly in an index. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

The Bloomberg Barclays Capital Mortgage Backed Securities Index is an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). Investors may not invest in the Index directly. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

TransWestern Institutional Short Duration Government Bond Fund | Risk Lose Money [Member]
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
TransWestern Institutional Short Duration Government Bond Fund | Risk Not Insured Depository Institution [Member]
Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other government agency.
TransWestern Institutional Short Duration Government Bond Fund | Credit Risk
Credit Risk: U.S. Government agencies and instrumentalities may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.
TransWestern Institutional Short Duration Government Bond Fund | Fixed Income and Interest Rate Risk:
Fixed Income and Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed income securities. Typically, the value of fixed income securities decline when interest rates rise.
TransWestern Institutional Short Duration Government Bond Fund | Management Risk:
Management Risk: The subadviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the subadviser may also prove incorrect and may not produce the desired results.
TransWestern Institutional Short Duration Government Bond Fund | Market and Geopolitical Risk:
Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could incur significant losses.
TransWestern Institutional Short Duration Government Bond Fund | Mortgage-Backed Securities Risk:
Mortgage-Backed Securities Risk: Mortgage-backed securities are susceptible to maturity and yield risk because borrowers in pools of securities held by the Fund are able to prepay principal due on these mortgages, particularly during periods of declining interest rates.
TransWestern Institutional Short Duration Government Bond Fund | Turnover Risk:
Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. A high portfolio turnover rate can potentially increase taxes, which can negatively impact Fund performance.